------------

                                                                    ------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                                                    ------------

                                                                    ------------
                                                                    SEC USE ONLY
                                                                    ------------
                               FORM 13F COVER PAGE
                                                                    ------------

          Report for the Calendar Year or Quarter Ended March 31, 2002

              Check here if Amendment |_|: Amendment Number:______

                        This Amendment (Check only one):

                              |_| is a restatement

                          |_| adds new holding entries

If amended report check here:

PARAMOUNT CAPITAL ASSET MANAGEMENT, INC.
Name of Institutional Investment Manager

787 Seventh Avenue, 48th floor, New York, New York 10019
Business Address        (Street)          (City)         (State)         (Zip)

Form 13F File Number____________________________________________________________

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form

Name: Lindsay A. Rosenwald, M.D.
Title: Chairman of Paramount Capital Asset Management, Inc., the investment manager of The Aries Master Fund II and Aries Select, Ltd., each a Cayman Island exempted company, the General Partner of the Aries Domestic Fund, L.P. and Aries Domestic Fund II, L.P. and the managing member of each of Aries Select I, LLC and Aries Select II, LLC
Phone: (212) 554-4300
Signature, Place and Date of Signing:

/s/ Lindsay A. Rosenwald, M.D.
----------------------------------------
[Signature]

New York, New York
[City, State]

May 13, 2002
[Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of Other Included Managers:

Four (4)

Form 13F Information Table Entry Total:

----------------------------------------

Form 13F Information Table Value Total:

----------------------------------------


List other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No. 1

Form 13F File Number ___

Name:  The Aries Master Fund II, a Cayman Island Exempted Company



No. 2

Form 13F File Number ___

Name:  Aries Domestic Fund, L.P.



No. 3

Form 13F File Number ___

Name:  Aries Select, Ltd.



No. 4

Form 13F File Number ___

Name:  Aries Select I, LLC



Pursuant to General Instruction 2 to Form 13F, the securities over which The Aries Master Fund II, Aries Select, Ltd., Aries Domestic Fund, L.P. and Aries Select I, LLC exercise investment discretion are reported on its behalf on this Form 13F-HR.

--------------------------------------------
Paramount Capital Asset Management, Inc.
Form 13F
At 3/31/2002
--------------------------------------------



----------------------------------  --------  ----------  -----------  ---------- --- ---- ---------- -------- ----------------
          Column 1                  Column 2   Column 3    Column 4     Column 5            Column 6  Column 7     Column 8
----------------------------------  --------  ----------  -----------  ---------- --- ---- ---------- -------- ----------------

                                                          Fair Market   Shares or                              Voting Authority
                                    Title or    CUSIP        Value     Principal  SH/ Put/ Investment  Other   ----------------
Name of Issuer                        Class     Number     (x $1000)     Amount   PRN Call Discretion Managers Sole Shared  None
--------------                      --------    ------    -----------  ---------- --- ---- ---------- -------- ---- ------  ----

--------------------------------------------------------------------------------------------------------------------------------
Abgenix, Inc                        Common      0033B107      $214.67      11,364 SH           X       No. 2          X
                                                              $394.69      20,894 SH           X       No. 1          X
                                                              $146.25       7,742 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Corp.                         Common       3455101   $14,360.06     378,494 SH           X       No. 2          X
                                                           $17,031.57     448,908 SH           X       No. 1          X
                                                            $5,824.55     153,520 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Alteon Inc.                         Common     02114G107      $596.80     170,515 SH           X       No. 2          X
                                                            $1,148.26     328,075 SH           X       No. 1          X
                                                              $377.69     107,910 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution, Inc    Common     03823E108      $284.88      33,126 SH           X       No. 2          X
                                                              $189.20      22,000 SH           X       No. 1          X
                                                              $183.82      21,374 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Atrix Labs Inc.                     Common     04962L101      $373.43      16,400 SH           X       No. 2          X
                                                              $585.19      25,700 SH           X       No. 1          X
                                                              $179.88       7,900 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Avigen, Inc.                        Common     053690103      $710.51      64,010 SH           X       No. 2          X
                                                            $1,209.19     108,936 SH           X       No. 1          X
                                                              $517.86      46,654 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                        Common      90613100      $736.03      27,200 SH           X       No. 2          X
                                                            $1,219.05      45,050 SH           X       No. 1          X
                                                              $345.02      12,750 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Biomarin Pharmaceutical Inc.        Common     09061G101      $167.52      16,000 SH           X       No. 2          X
                                                              $277.46      26,500 SH           X       No. 1          X
                                                               $78.53       7,500 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Brandley Pharmaceuticals Inc.       Common     104576103    $1,155.53     108,500 SH           X       No. 2          X
                                                            $2,050.13     192,500 SH           X       No. 1          X
                                                              $521.85      49,000 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Cima Labs Inc                       Common     171796105      $982.05      36,850 SH           X       No. 2          X
                                                            $1,483.07      55,650 SH           X       No. 1          X
                                                            $1,399.13      52,500 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Pe Celera Genomics                  Common      38020202      $626.04      30,464 SH           X       No. 2          X
                                                              $919.49      44,744 SH           X       No. 1          X
                                                              $410.84      19,992 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc.              Common     150934107    $8,801.56     354,473 SH           X       No. 2          X
                                                           $22,902.25     922,362 SH           X       No. 1          X

--------------------------------------------------------------------------------------------------------------------------------
                                                            $2,409.01      97,020 SH           X                      X
CV Therapeutics                     Common      12667104      $289.60       8,000 SH           X       No. 2          X
                                                              $479.65      13,250 SH           X       No. 1          X
                                                            $1,945.75      53,750 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
DYAX Corp.                          Common     26746E103       $83.26      22,625 SH           X       No. 2          X
                                                              $169.61      46,090 SH           X       No. 1          X
                                                               $48.89      13,285 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Enzo Biochem Inc.                   Common     294100102      $340.37      16,800 SH           X       No. 2          X
                                                              $499.92      24,675 SH           X       No. 1          X
                                                              $223.37      11,025 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Enzon, Inc.                         Common    2939040108    $2,231.77      50,390 SH           X       No. 2          X
                                                            $4,014.89      90,650 SH           X       No. 1          X
                                                              $839.74      18,960 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Esperion Therapeutics Inc.          Common     29664R106      $118.76      19,500 SH           X       No. 2          X
                                                              $203.25      33,375 SH           X       No. 1          X
                                                               $58.62       9,625 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Genaera Corp.                       Common     371856103      $547.93     171,766 SH           X       No. 2          X
                                                              $974.13     305,371 SH           X       No. 1          X
                                                               $72.93      22,862 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Guilford Pharmaceuticals Inc.       Common     401829106      $407.16      57,185 SH           X       No. 2          X
                                                              $755.97     106,175 SH           X       No. 1          X
                                                              $179.00      25,140 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc.          Common     444903108    $1,414.39      64,910 SH           X       No. 2          X
                                                            $2,711.26     124,427 SH           X       No. 1          X
                                                              $886.05      40,663 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
IntraBiotics Pharm                  Common     46116T100      $161.01      46,000 SH           X       No. 2          X
                                                              $292.27      83,500 SH           X       No. 1          X
                                                               $71.75      20,500 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Immunomedics, Inc                   Common     452907108   $14,112.38     744,324 SH           X       No. 2          X
                                                           $20,926.30   1,103,708 SH           X       No. 1          X
                                                            $9,732.87     513,337 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories Inc.             Common     45256B101      $890.33     128,289 SH           X       No. 2          X
                                                            $1,399.14     201,605 SH           X       No. 1          X
                                                              $486.54      70,106 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Ivax                                Common     465823102    $1,240.02      77,260 SH           X       No. 2          X
                                                            $1,856.66     115,680 SH           X       No. 1          X
                                                              $755.31      47,060 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences Incorporated      Common     50064W107      $407.87      52,970 SH           X       No. 2          X
                                                              $642.22      83,405 SH           X       No. 1          X
                                                              $228.11      29,625 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Millenium Pharmaceutical inc        Common     599902103    $2,559.36     114,718 SH           X       No. 2          X
                                                            $4,325.95     193,902 SH           X       No. 1          X
                                                            $1,335.92      59,880 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Neotherapeutics Inc.                Common     640656104      $125.69      77,108 SH           X       No. 2          X
                                                              $184.60     113,253 SH           X       No. 1          X
                                                               $82.48      50,603 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Priority Healthcare Corp.           Common     74264T102      $551.83      21,216 SH           X       No. 2          X
                                                              $913.97      35,139 SH           X       No. 1          X

--------------------------------------------------------------------------------------------------------------------------------
                                                              $258.67       9,945 SH           X                      X
Praecis Pharmaceuticals, Inc        Common     739421105      $596.96     114,800 SH           X       No. 2          X
                                                              $985.66     189,550 SH           X       No. 1          X
                                                              $645.58     124,150 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Resources, Inc       Common     717125108      $237.05      11,187 SH           X       No. 2          X
                                                              $445.63      21,030 SH           X       No. 1          X
                                                              $503.96      23,783 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Repligen Corp.                      Common     759916109    $1,363.49     363,491 SH           X       No. 2          X
                                                            $5,779.17   1,540,659 SH           X       No. 1          X
                                                                $0.00           0 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Rigel Pharma Inc.                   Common     766559108      $330.15      93,000 SH           X       No. 2          X
                                                              $532.50     150,000 SH           X       No. 1          X
                                                              $202.35      57,000 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Telik, Inc.                         Common     87959M109    $1,060.86      87,530 SH           X       No. 2          X
                                                            $2,010.71     165,900 SH           X       No. 1          X
                                                              $683.20      56,370 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Titan Pharmaceuticals               Common     888314101      $483.27      68,940 SH           X       No. 2          X
                                                              $859.71     122,640 SH           X       No. 1          X
                                                              $260.91      37,220 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Variagenics, Inc                    Common     922196100       $42.00      16,599 SH           X       No. 2          X
                                                               $64.80      25,613 SH           X       No. 1          X
                                                                $5.28       2,088 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Xoma Corp.                          Common           N/A      $679.07      79,053 SH           X       No. 2          X
                                                            $1,100.13     128,071 SH           X       No. 1          X
                                                              $540.10      62,876 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Zonagen                             Common     98975L108       $73.82      16,740 SH           X       No. 2          X
                                                              $119.07      27,000 SH           X       No. 1          X
                                                               $45.25      10,260 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Cypress Biosciences                 Common     232674101    $2,149.62     524,299 SH           X       No. 4          X
                                                            $4,993.89   1,218,023 SH           X       No. 3          X
                                                              $173.03      42,202 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Discovery Common                    Common     254668106      $653.55     210,144 SH           X       No. 4          X
                                                            $1,524.95     490,337 SH           X       No. 3          X
                                                                $0.00           0 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Endorex Corporation                 Common     29264N307    $1,295.08     996,214 SH           X       No. 4          X
                                                            $2,878.84   2,214,493 SH           X       No. 3          X
                                                               $26.37      20,284 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
GenStar Therapeutics Corp           Common     37248D105    $1,504.98   1,504,981 SH           X       No. 4          X
                                                            $3,204.15   3,204,147 SH           X       No. 3          X
                                                              $241.71     241,712 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Genta, Inc.                         Common     37245M207  $136,778.74   8,156,156 SH           X       No. 4          X
                                                          $285,396.54  17,018,279 SH           X       No. 3          X
                                                           $30,685.23   1,829,769 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmacentials, Inc        Common     492515101      $323.76      58,972 SH           X       No. 4          X
                                                              $640.90     116,740 SH           X       No. 3          X
                                                              $103.70      18,888 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Neurobiological Technologies        Common     64124W106        $1.44         299 SH           X       No. 4          X
                                                                $0.75         155 SH           X       No. 3          X

--------------------------------------------------------------------------------------------------------------------------------
                                                                $0.00           0 SH           X                      X
Neoprobe                            Common    6405108106      $204.00     536,853 SH           X       No. 4          X
                                                              $480.95   1,265,647 SH           X       No. 3          X
                                                                $0.00           0 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Neose Tech.                         Common     640522108    $5,356.61     167,133 SH           X       No. 4          X
                                                           $11,464.09     357,694 SH           X       No. 3          X
                                                            $1,216.04      37,942 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Palatin Technologies Inc.           Common     696385103      $436.45     136,390 SH           X       No. 4          X
                                                              $993.78     310,555 SH           X       No. 3          X
                                                                $0.00           0 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Paligent                            Common     696385103      $136.88   3,422,046 SH           X       No. 4          X
                                                              $272.73   6,818,194 SH           X       No. 3          X
                                                                $0.52      12,995 SH           X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group Call 6/75             Long Calls     3455101        $3.00      24,000 SH Calls     X       No. 2          X
                                                                $4.41      35,300 SH Calls     X       No. 1          X
                                                                $1.96      15,700 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group Call 4/40             Long Calls     3455101        $8.16       4,800 SH Calls     X       No. 2          X
                                                               $13.43       7,900 SH Calls     X       No. 1          X
                                                                $3.91       2,300 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group Call 6/40             Long Calls     3455101       $51.52      11,200 SH Calls     X       No. 2          X
                                                               $85.10      18,500 SH Calls     X       No. 1          X
                                                               $24.38       5,300 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group Call 9/40             Long Calls     3455101      $207.70      31,000 SH Calls     X       No. 2          X
                                                              $388.60      58,000 SH Calls     X       No. 1          X
                                                               $73.70      11,000 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group Call 9/60             Long Calls     3455101       $59.40      33,000 SH Calls     X       No. 2          X
                                                               $91.80      51,000 SH Calls     X       No. 1          X
                                                               $28.80      16,000 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group Call 9/55             Long Calls     3455101       $39.60      16,500 SH Calls     X       No. 2          X
                                                               $61.20      25,500 SH Calls     X       No. 1          X
                                                               $19.20       8,000 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group Call 9/80             Long Calls     3455101        $7.43      16,500 SH Calls     X       No. 2          X
                                                               $11.48      25,500 SH Calls     X       No. 1          X
                                                                $3.60       8,000 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Britesmile Inc. Call 4/7.5        Long Calls   110415106        $2.00      16,000 SH Calls     X       No. 2          X
                                                                $2.94      23,500 SH Calls     X       No. 1          X
                                                                $1.31      10,500 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Immunomedix Inc. Call 8/22.5      Long Calls   452907108       $21.70      15,500 SH Calls     X       No. 2          X
                                                               $35.00      25,000 SH Calls     X       No. 1          X
                                                               $13.30       9,500 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Viropharma Inc. Call 4/20         Long Calls   928241108        $2.00      40,000 SH Calls     X       No. 2          X
                                                                $3.31      66,200 SH Calls     X       No. 1          X
                                                                $0.94      18,800 SH Calls     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Biotech Holders Put 4/120          Long Puts         n/a      $464.00     160,000 SH  Puts     X       No. 2          X
                                                              $768.50     265,000 SH  Puts     X       No. 1          X
                                                              $217.50      75,000 SH  Puts     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp  Put 4/20   Long Puts   101137107        $0.40       8,000 SH  Puts     X       No. 2          X
                                                                $0.66      13,200 SH  Puts     X       No. 1          X

--------------------------------------------------------------------------------------------------------------------------------
                                                                $0.19       3,800 SH  Puts     X                      X
Boston Scientific Corp. Put 4/22.5 Long Puts   101137107        $5.60      32,000 SH  Puts     X       No. 2          X
                                                                $9.28      53,000 SH  Puts     X       No. 1          X
                                                                $2.63      15,000 SH  Puts     X                      X
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson Put 4/65         Long Puts   478160104       $10.00       8,000 SH  Puts     X       No. 2          X
                                                               $16.50      13,200 SH  Puts     X       No. 1          X
                                                                $4.75       3,800 SH  Puts     X                      X
--------------------------------------------------------------------------------------------------------------------------------

                                                          -----------
                                                          $689,411.35
                                                          ===========